GLOBAL X FUNDS
(THE "TRUST")

Global X Emerging Markets ETF (EMM)
Global X Data Center REITs & Digital Infrastructure ETF (VPN)

SUPPLEMENT DATED MARCH 15, 2024
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST (THE "FUNDS"), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

1.As of April 1, 2024 (the "Effective Date"), all references to each Fund’s name are hereby replaced with the new name listed in the second column in the table below. In addition, for the Global X Data Center REITs & Digital Infrastructure ETF, the ticker symbol is replaced with the new ticker symbol listed in the second column in the table below.

Current Fund Name	New Fund Name as of April 1, 2024	Date of Summary Prospectus	Date of Statutory Prospectus	Date of SAI
Global X Emerging Markets ETF	Global X Emerging Markets ex-China ETF	August 28, 2023	August 28, 2023	August 28, 2023
Global X Data Center REITs & Digital Infrastructure ETF (VPN)	Global X Data Center & Digital Infrastructure ETF (DTCR)	April 1, 2023	April 1, 2023	April 1, 2023
2. As of the Effective Date, the performance benchmark index for the Global X Emerging Markets ETF has been changed from the MSCI Emerging Markets Index to the MSCI Emerging Markets ex China Index.
3. As of the Effective Date, the following disclosure is added as the last sentence of the fourth paragraph of the section titled "Principal Investment Strategies" of the Global X Emerging Markets ETF's Summary Prospectus.
The Adviser will not consider companies domiciled in or whose equity securities are listed for trading on an exchange in China, as well as companies domiciled in Hong Kong.

4. As of the Effective Date, the disclosure relating to the Global X Emerging Markets ETF's investment in China A Shares in the last paragraph of the section titled "Principal Investment Strategies" of the Global X Emerging Markets ETF's Summary Prospectus is deleted.

5. As of the Effective Date, all disclosure relating to investments in China in the section titled "Summary of Principal Risks" of the Global X Emerging Markets ETF's Summary Prospectus are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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